Inventories, Net - Schedule of Allowance for Inventory Valuation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Inventory Valuation [Abstract]
Balance at the beginning of the year	¥ (677,465)	¥ (181,499)	¥ (59,960)
Current year provision	(4,887,040)	(802,807)	(149,075)
Write-downs	4,282,663	306,841	27,536
Balance at the end of the year	(1,281,842)	(677,465)	(181,499)
Current year provision	(4,887,040)	(802,807)	(149,075)
Write-downs	¥ 4,282,663	¥ 306,841	¥ 27,536